Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Mar. 31, 2020
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class B Prospectus | General Treasury and Agency Money Market Fund | Class B
Prospectus:
Trading Symbol	DABXX
Dreyfus Class Prospectus | General Treasury and Agency Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	DUTXX